FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 11) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	$ 1,134,372	$ 1,677,970
Deririvatives Liabilities	(945,853)	(1,312,450)
Offsetting of derivatives, Derivatives Assets	0	0
Offsetting of derivatives, Deririvatives Liabilities	0	0
Net derivatives in statement of financial position, Derivatives Assets	1,134,372	1,677,970
Net derivatives in statement of financial position, Deririvatives Liabilities	(945,853)	(1,312,450)
Master netting agreements, Derivatives Assets	(894,863)	(1,221,565)
Master netting agreements, Deririvatives Liabilities	945,853	1,312,450
Cash collateral received/paid, Derivatives Assets	(239,509)	(343,334)
Cash collateral received/paid, Deririvatives Liabilities	0	0
Total derivatives assetss/ liabilities, Deririvatives Liabilities	0	113,071
Total derivatives assetss/ liabilities, Deririvatives Liabilities	0	0
Foreign exchange contracts [Member] | Swap contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	672,558	1,127,474
Deririvatives Liabilities	(505,823)	(749,082)
Foreign exchange contracts [Member] | Forward contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	172,310	313,566
Deririvatives Liabilities	(142,976)	(323,923)
Foreign exchange contracts [Member] | Option contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	14,995	47,297
Deririvatives Liabilities	(16,943)	(42,961)
Interest rate contracts [Member] | Swap contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	274,137	186,208
Deririvatives Liabilities	(275,641)	(192,344)
Equity contracts [Member] | Forward contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	372	3,425
Deririvatives Liabilities	(4,470)	(3,110)
Equity contracts [Member] | Futures contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	0	0
Deririvatives Liabilities	$ 0	$ (1,030)